CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 49,612	$ 52,352
Restricted cash	2,173	2,493
Accounts receivable, net	26,204	43,311
Income tax receivable		197
Receivable from related party	2,200
Prepaid expenses and other current assets	13,100	4,783
Total current assets	93,289	103,136
Deferred tax assets, net	460	476
Investments	2,128	2,130
Property and equipment, net	4,284	4,586
Operating lease right of use assets	10,442	10,367
Goodwill	681	681
Other assets	2,143	2,071
Total assets	113,427	123,447
CURRENT LIABILITIES:
Bank overdrafts		738
Notes payable - banks	4,264	19,908
Accounts payable	8,998	5,808
Accrued expenses and other current liabilities	43,070	35,033
Income tax payable	654	162
Value added tax (VAT) payable	12,059	6,476
Operating lease liabilities, current	2,838	2,725
Loan payable	1,121	1,121
Loan payable to related party	628	1,538
Convertible notes payable to a related party	2,000	2,000
Total current liabilities	75,632	75,509
Operating lease liabilities, non current	7,512	7,562
Other liabilities	1,847	1,761
Total liabilities	84,991	84,832
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	74,703	74,300
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 150,000,000 shares authorized as of June 30, 2020 and December 31, 2019; 35,433,333 shares issued and outstanding as of June 30, 2020 and December 31, 2019	18,120	18,120
Additional paid-in capital	26,972	26,972
Accumulated deficit	(83,535)	(73,006)
Accumulated other comprehensive loss	(6,258)	(6,172)
Non controlling interest in subsidaries	(1,566)	(1,599)
Total shareholders' deficit	(46,267)	(35,685)
Total liabilities and shareholders' deficit	$ 113,427	$ 123,447